Issued Capital (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure of classes of share capital [abstract]
Schedule of Common Shares

Common shares subject to certain hold periods are set out as follows:

Number of Common Shares
Common shares issued at $0.10 per share	9,000,000
Common shares issued at $0.25 per share	1,166,690
Common shares issued to acquire royalties and royalty options (Note 7)	6,651,648

Common shares subject to escrow provisions (Note 9.3) are set out as follows:

Number of Common Shares
Common shares issued in private placements	902,500
Common shares issued to UEC to acquire royalties	3,000,000
Common shares issued to Mega to acquire royalty option and upon exercise of Option SW	526,044

Schedule of Warrants and Special Warrants

The following outlines the movements of the Company’s warrants and special warrants:

	Number of Warrants	Number of Special Warrants	Amount
			($)
Balance, as at April 30, 2019	-	1,349,503	2,024,255
Special warrants issued at fair value of $1.50 per warrant	-	2,233,334	3,350,001
Special warrants issued to acquire royalties	-	1,354,167	2,031,251
Common shares issued upon exercise of special warrants	-	(3,203,670)	(4,805,506)
Initial public offering:
Listed warrants issued for cash	20,000,000	-	5,244,755
Listed warrants issued on automatic exercise of qualifying special warrants	1,733,334	(1,733,334)	(2,145,455)
Listed Warrants issued on exercise of over-allotment option	861,000	-	215,250
Agents’ fees and issuance costs	-	-	(292,935)
Common share purchase warrants issued to settle other payable	500,000	-	195,089
Listed Warrants issued to acquire royalties (Note 7)	4,803,296	-	1,259,606
Balance, as at April 30, 2020	27,897,630	-	7,076,311
Common shares issued upon exercise of warrants	(2,769,293)	-	(724,160)
Balance, as at April 30, 2021	25,128,337	-	6,352,151

Schedule of Common Share Purchase Warrants	Common share purchase warrants subject to certain hold periods are set out as follows:
Number of Warrants
Listed Warrants issued to acquire royalties (Note7)	2,401,648